UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET CORPORATE BOND FUND

FORM N-Q

MARCH 31, 2016

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 86.3%
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 1.4%
Goodyear Tire & Rubber Co., Senior Bonds	5.125%	11/15/23	$460,000	$472,650
Johnson Controls Inc., Senior Notes	3.625%	7/2/24	1,050,000	1,071,685
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	660,000	675,675	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	2,730,000	2,726,587	(a)

Total Auto Components				4,946,597

Automobiles - 2.2%
Ford Motor Co., Senior Bonds	9.215%	9/15/21	1,335,000	1,691,608
Ford Motor Co., Senior Notes	4.750%	1/15/43	510,000	513,605
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	1,470,000	1,747,141
Ford Motor Credit Co., LLC, Senior Notes	3.664%	9/8/24	600,000	607,019
General Motors Co., Senior Notes	4.875%	10/2/23	470,000	493,281
General Motors Co., Senior Notes	6.600%	4/1/36	460,000	507,614
General Motors Co., Senior Notes	6.250%	10/2/43	340,000	364,363
General Motors Co., Senior Notes	6.750%	4/1/46	200,000	228,133
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	1,580,000	1,634,954
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	50,000	49,159

Total Automobiles				7,836,877

Hotels, Restaurants & Leisure - 1.0%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	5.625%	10/15/21	290,000	301,948
McDonald’s Corp., Senior Notes	3.700%	1/30/26	690,000	732,285
MCE Finance Ltd., Senior Notes	5.000%	2/15/21	590,000	564,148	(a)
NCL Corp. Ltd., Senior Notes	5.250%	11/15/19	940,000	963,500	(a)
Wynn Macau Ltd., Senior Notes	5.250%	10/15/21	1,020,000	966,450	(a)

Total Hotels, Restaurants & Leisure				3,528,331

Household Durables - 1.5%
D.R. Horton Inc., Senior Notes	4.000%	2/15/20	790,000	817,650
Newell Rubbermaid Inc., Senior Notes	4.200%	4/1/26	3,120,000	3,270,184
Toll Brothers Finance Corp., Senior Notes	4.375%	4/15/23	1,000,000	982,500

Total Household Durables				5,070,334

Media - 3.7%
CCO Safari II LLC, Senior Secured Notes	6.484%	10/23/45	2,990,000	3,336,245	(a)
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	1,519,000	2,149,324
Comcast Corp., Senior Notes	3.150%	3/1/26	2,000,000	2,084,920
Comcast Corp., Senior Notes	4.200%	8/15/34	100,000	105,907
COX Communications Inc., Senior Bonds	6.450%	12/1/36	300,000	290,424	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	360,000	331,650
TCI Communications Inc., Senior Notes	7.125%	2/15/28	180,000	242,703
Time Warner Cable Inc., Debentures	7.300%	7/1/38	730,000	858,819
Time Warner Cable Inc., Senior Bonds	6.550%	5/1/37	830,000	912,233
Time Warner Cable Inc., Senior Notes	5.875%	11/15/40	170,000	176,509
Time Warner Cable Inc., Senior Notes	5.500%	9/1/41	340,000	338,327
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	700,000	891,490
UBM PLC, Notes	5.750%	11/3/20	1,065,000	1,154,735	(a)
Viacom Inc., Senior Debentures	5.250%	4/1/44	200,000	180,510

Total Media				13,053,796

Multiline Retail - 0.2%
Nordstrom Inc., Senior Notes	5.000%	1/15/44	760,000	797,067

Specialty Retail - 0.0%
Lowe’s Cos. Inc., Senior Notes	4.250%	9/15/44	20,000	21,541

TOTAL CONSUMER DISCRETIONARY				35,254,543

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER STAPLES - 8.4%
Beverages - 4.1%
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	$2,740,000	$2,884,916
Anheuser-Busch InBev Finance Inc., Senior Notes	4.700%	2/1/36	4,440,000	4,807,632
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	3,630,000	4,066,656
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	1,010,000	1,037,775
JB y Compania SA de CV, Senior Notes	3.750%	5/13/25	530,000	534,579	(a)
PepsiCo Inc., Senior Notes	3.600%	3/1/24	360,000	394,978
Pernod-Ricard SA, Senior Bonds	5.750%	4/7/21	740,000	843,565	(a)

Total Beverages				14,570,101

Food & Staples Retailing - 1.4%
CVS Health Corp., Senior Notes	4.000%	12/5/23	1,000,000	1,104,165
CVS Health Corp., Senior Notes	4.875%	7/20/35	510,000	570,433
CVS Health Corp., Senior Notes	5.125%	7/20/45	850,000	988,347
Kroger Co., Senior Notes	8.000%	9/15/29	1,000,000	1,365,916
Whole Foods Market Inc., Senior Notes	5.200%	12/3/25	850,000	892,381	(a)

Total Food & Staples Retailing				4,921,242

Food Products - 0.7%
Kraft Heinz Foods Co., Senior Notes	3.500%	6/6/22	170,000	178,943
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	120,000	132,758	(a)
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	50,000	65,530	(a)
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	200,000	218,529
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	640,000	718,893	(a)
Mondelez International Inc., Senior Notes	4.000%	2/1/24	370,000	397,902
Tyson Foods Inc., Senior Bonds	3.950%	8/15/24	630,000	672,785

Total Food Products				2,385,340

Tobacco - 2.2%
Altria Group Inc., Senior Notes	9.250%	8/6/19	1,440,000	1,780,623
Altria Group Inc., Senior Notes	2.850%	8/9/22	470,000	486,192
Altria Group Inc., Senior Notes	10.200%	2/6/39	90,000	165,370
Altria Group Inc., Senior Notes	5.375%	1/31/44	440,000	539,709
Reynolds American Inc., Senior Notes	8.125%	6/23/19	1,230,000	1,470,748
Reynolds American Inc., Senior Notes	4.450%	6/12/25	440,000	485,007
Reynolds American Inc., Senior Notes	8.125%	5/1/40	960,000	1,242,911
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,330,000	1,630,361

Total Tobacco				7,800,921

TOTAL CONSUMER STAPLES				29,677,604

ENERGY - 9.8%
Energy Equipment & Services - 1.6%
Baker Hughes Inc., Senior Notes	5.125%	9/15/40	420,000	421,994
Cameron International Corp., Senior Notes	4.000%	12/15/23	540,000	551,826
ENSCO International Inc., Senior Bonds	7.200%	11/15/27	320,000	170,000
Ensco PLC, Senior Notes	4.700%	3/15/21	600,000	419,472
Ensco PLC, Senior Notes	5.200%	3/15/25	1,340,000	752,075
Halliburton Co., Senior Bonds	3.800%	11/15/25	350,000	350,952
Halliburton Co., Senior Notes	3.500%	8/1/23	420,000	424,497
Halliburton Co., Senior Notes	5.000%	11/15/45	950,000	930,592
Petrofac Ltd., Senior Notes	3.400%	10/10/18	1,250,000	1,151,587	(a)
Pride International Inc., Senior Notes	6.875%	8/15/20	330,000	241,313
Pride International Inc., Senior Notes	7.875%	8/15/40	260,000	140,075

Total Energy Equipment & Services				5,554,383

Oil, Gas & Consumable Fuels - 8.2%
Anadarko Petroleum Corp., Senior Bonds	7.950%	6/15/39	220,000	242,757
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	1,680,000	1,699,643
Anadarko Petroleum Corp., Senior Notes	3.450%	7/15/24	480,000	428,203
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	2,100,000	2,122,430
Apache Corp., Senior Notes	5.100%	9/1/40	230,000	209,385
Apache Corp., Senior Notes	4.750%	4/15/43	1,070,000	963,935

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
BP Capital Markets PLC, Senior Bonds	2.315%	2/13/20	$560,000	$564,924
Devon Energy Corp., Senior Notes	3.250%	5/15/22	220,000	185,486
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,010,000	976,663
Devon Energy Corp., Senior Notes	5.600%	7/15/41	150,000	117,830
Devon Energy Corp., Senior Notes	5.000%	6/15/45	740,000	554,128
Devon Financing Co., LLC, Debentures	7.875%	9/30/31	585,000	574,900
Ecopetrol SA, Senior Notes	5.375%	6/26/26	620,000	565,750
Ecopetrol SA, Senior Notes	5.875%	5/28/45	369,000	292,322
Enterprise Products Operating LLC, Junior Subordinated Notes	7.034%	1/15/68	360,000	365,940	(b)
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	530,000	543,113
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	560,000	595,317
Hess Corp., Notes	7.875%	10/1/29	107,000	116,605
Kerr-McGee Corp., Notes	6.950%	7/1/24	946,000	1,002,877
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	270,000	233,037
Lukoil International Finance BV, Senior Notes	3.416%	4/24/18	430,000	428,280	(a)
Marathon Petroleum Corp., Senior Notes	3.625%	9/15/24	960,000	879,409
Noble Energy Inc., Senior Notes	5.250%	11/15/43	190,000	164,177
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,120,000	1,132,101
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	990,000	1,033,492
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	1,911,000	1,844,115
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	1,190,000	1,291,150	(a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	300,000	264,000	(a)
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	860,000	872,461	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	1,050,000	1,085,330	(a)
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,850,000	1,859,885
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	1,305,000	1,495,176	(a)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	4.450%	8/1/42	1,520,000	1,167,071
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	364,000	338,425
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	820,000	627,300
Williams Partners LP/Williams Partners Finance Corp., Senior Notes	7.250%	2/1/17	320,000	328,012
YPF Sociedad Anonima, Senior Notes	8.500%	3/23/21	1,730,000	1,736,488	(a)

Total Oil, Gas & Consumable Fuels				28,902,117

TOTAL ENERGY				34,456,500

FINANCIALS - 33.7%
Banks - 21.4%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	700,000	707,727	(a)
Bank of America Corp., Junior Subordinated Bonds	6.100%	3/17/25	1,560,000	1,538,550	(b)(c)
Bank of America Corp., Junior Subordinated Notes	6.250%	9/5/24	1,840,000	1,805,500	(b)(c)
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	1,780,000	1,839,541	(b)(c)
Bank of America Corp., Senior Notes	5.000%	1/21/44	3,040,000	3,368,204
Bank of America Corp., Senior Notes	4.875%	4/1/44	980,000	1,072,091
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	510,000	520,242
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	690,000	701,769
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	6,470,000	6,967,381
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	400,000	401,032	(b)(c)
BNP Paribas SA, Junior Subordinated Notes	7.625%	3/30/21	910,000	917,280	(a)(b)(c)
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	1,050,000	1,017,187	(a)(b)(c)
BNP Paribas SA, Subordinated Notes	4.375%	9/28/25	900,000	900,881	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	1,180,000	1,207,307	(a)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	790,000	759,769	(b)(c)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	1,500,000	1,445,625	(b)(c)
Citigroup Inc., Senior Notes	7.875%	5/15/25	260,000	339,296
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,437,000	3,616,484
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	1,120,000	1,150,657
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	1,770,000	1,785,033
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	60,000	70,256

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	$1,890,000	$2,298,671
Compass Bank, Subordinated Notes	3.875%	4/10/25	600,000	563,799
Cooperatieve Rabobank U.A., Subordinated Notes	5.750%	12/1/43	710,000	830,255
Cooperatieve Rabobank U.A., Subordinated Notes	5.250%	8/4/45	2,950,000	3,202,664
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	3,130,000	3,134,679	(a)(b)(c)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	3,560,000	3,310,800	(b)(c)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	750,000	710,625	(b)(c)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	3,380,000	3,498,520
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	1,110,000	1,098,636
Intesa Sanpaolo SpA, Senior Bonds	5.250%	1/12/24	830,000	897,758
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	700,000	656,591	(a)
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	2,000,000	1,978,000	(a)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	1,190,000	1,375,576
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	1,500,000	1,589,443
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,560,000	1,549,120
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	2,521,000	2,536,756	(c)
Royal Bank of Canada, Subordinated Notes	4.650%	1/27/26	80,000	81,533
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	597,000	612,358
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	1,610,000	1,741,568
Santander Holdings USA Inc., Senior Notes	4.500%	7/17/25	1,350,000	1,390,419
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	590,000	559,789	(a)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,920,000	1,817,856	(a)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	440,000	447,307	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	1,150,000	1,045,847	(a)
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	2,010,000	2,112,227
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	1,340,000	1,423,716
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	1,270,000	1,438,750
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	890,000	957,578

Total Banks				74,992,653

Capital Markets - 3.2%
Credit Suisse Group AG, Junior Subordinated Notes	6.250%	12/18/24	1,550,000	1,428,649	(a)(b)(c)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	2,610,000	2,495,938
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	720,000	755,572
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	80,000	99,811
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	730,000	743,704
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,370,000	1,397,034
KKR Group Finance Co. III LLC, Senior Bonds	5.125%	6/1/44	1,770,000	1,737,844	(a)
Pershing Square Holdings Ltd., Senior Notes	5.500%	7/15/22	2,900,000	2,675,250	(a)

Total Capital Markets				11,333,802

Diversified Financial Services - 3.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	3.750%	5/15/19	2,140,000	2,134,650
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	610,000	649,955	(a)
Beaver Valley Funding Corp., Senior Secured Bonds	9.000%	6/1/17	41,000	43,614
Blackstone Holdings Finance Co., LLC, Senior Notes	5.000%	6/15/44	950,000	965,873	(a)
Blackstone Holdings Finance Co., LLC, Senior Notes	4.450%	7/15/45	730,000	690,955	(a)
Carlyle Holdings II Finance LLC, Senior Secured Notes	5.625%	3/30/43	990,000	1,078,488	(a)
General Electric Co., Medium-Term Notes	6.750%	3/15/32	5,000	6,813
General Electric Co., Senior Notes	4.625%	1/30/43	560,000	560,406	(d)
General Electric Co., Senior Notes, Medium-Term Notes	6.150%	8/7/37	100,000	134,752
ILFC E-Capital Trust I, Junior Subordinated Notes	4.240%	12/21/65	1,050,000	853,125	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Financial Services - (continued)
ILFC E-Capital Trust II, Bonds	4.490%	12/21/65	$1,703,000	$1,387,945	(a)(b)
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	2,770,000	3,026,225	(a)
Voya Financial Inc., Senior Notes	5.700%	7/15/43	850,000	967,052

Total Diversified Financial Services				12,499,853

Insurance - 4.4%
AIA Group Ltd., Senior Notes	3.200%	3/11/25	1,000,000	1,008,826	(a)
AIA Group Ltd., Senior Notes	4.875%	3/11/44	1,750,000	1,927,581	(a)
AIA Group Ltd., Senior Notes	4.500%	3/16/46	500,000	506,353	(a)
Allstate Corp., Junior Subordinated Debentures	6.500%	5/15/57	771,000	838,463	(b)
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/37	580,000	598,850
American International Group Inc., Senior Notes	4.500%	7/16/44	310,000	293,507
Aon PLC, Senior Notes	4.750%	5/15/45	200,000	203,704
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	290,000	303,139
Chubb INA Holdings Inc., Senior Notes	4.350%	11/3/45	1,100,000	1,201,851
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	850,000	998,976
Genworth Holdings Inc., Senior Notes	4.800%	2/15/24	1,000,000	737,500
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	1,800,000	2,222,257	(a)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	1,552,000	1,607,096
MetLife Inc., Senior Bonds	4.721%	12/15/44	110,000	114,935
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	1,710,000	1,836,679	(a)
TIAA Asset Management Finance LLC, Senior Notes	4.125%	11/1/24	1,100,000	1,138,845	(a)

Total Insurance				15,538,562

Real Estate Investment Trusts (REITs) - 0.4%
Communications Sales & Leasing Inc., Senior Notes	8.250%	10/15/23	320,000	297,600
Communications Sales & Leasing Inc., Senior Secured Notes	6.000%	4/15/23	150,000	146,250	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	4.750%	9/17/44	990,000	1,008,503	(a)

Total Real Estate Investment Trusts (REITs)				1,452,353

Real Estate Management & Development - 0.3%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	800,000	1,091,502

Thrifts & Mortgage Finance - 0.4%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	1,330,000	1,296,750	(a)

TOTAL FINANCIALS				118,205,475

HEALTH CARE - 4.8%
Biotechnology - 2.0%
AbbVie Inc., Senior Subordinated Notes	4.500%	5/14/35	600,000	625,382
AbbVie Inc., Senior Subordinated Notes	4.700%	5/14/45	290,000	309,619
Amgen Inc., Senior Notes	3.625%	5/22/24	610,000	642,838
Amgen Inc., Senior Notes	5.375%	5/15/43	190,000	217,181
Amgen Inc., Senior Notes	4.400%	5/1/45	700,000	717,393
Celgene Corp., Senior Notes	3.550%	8/15/22	370,000	388,489
Celgene Corp., Senior Notes	3.625%	5/15/24	770,000	797,234
Celgene Corp., Senior Notes	3.875%	8/15/25	350,000	368,535
Celgene Corp., Senior Notes	5.000%	8/15/45	160,000	173,696
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	1,360,000	1,460,671
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	170,000	206,631
Gilead Sciences Inc., Senior Notes	4.800%	4/1/44	520,000	570,819
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	250,000	265,451
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	150,000	164,593

Total Biotechnology				6,908,532

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co., Senior Bonds	4.875%	5/15/44	$180,000	$195,780
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	280,000	303,664
Medtronic Inc., Senior Notes	4.625%	3/15/44	310,000	347,241

Total Health Care Equipment & Supplies				846,685

Health Care Providers & Services - 1.5%
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	100,000	98,957
Humana Inc., Senior Notes	3.850%	10/1/24	470,000	492,293
Humana Inc., Senior Notes	4.950%	10/1/44	990,000	1,017,105
Medco Health Solutions Inc., Senior Notes	4.125%	9/15/20	1,740,000	1,845,046
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	720,000	827,685
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	960,000	892,800

Total Health Care Providers & Services				5,173,886

Pharmaceuticals - 1.1%
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	940,000	971,524
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	110,000	116,147
Allergan Inc., Senior Notes	2.800%	3/15/23	270,000	264,657
Johnson & Johnson, Senior Notes	3.550%	3/1/36	400,000	416,799
Johnson & Johnson, Senior Notes	3.700%	3/1/46	900,000	947,509
Mallinckrodt International Finance SA, Senior Notes	3.500%	4/15/18	320,000	308,800
Perrigo Finance Unlimited Co., Senior Notes	3.500%	12/15/21	520,000	530,704
Pfizer Inc., Senior Notes	4.400%	5/15/44	210,000	238,011

Total Pharmaceuticals				3,794,151

TOTAL HEALTH CARE				16,723,254

INDUSTRIALS - 5.6%
Aerospace & Defense - 0.5%
Lockheed Martin Corp., Senior Notes	3.350%	9/15/21	540,000	572,092
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	1,020,000	1,082,637

Total Aerospace & Defense				1,654,729

Airlines - 1.5%
American Airlines, Pass-Through Trust, Secured Bonds	4.375%	10/1/22	754,270	748,259
American Airlines, Pass-Through Trust, Secured Bonds	3.700%	5/1/23	383,631	365,888
American Airlines, Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	1,569,741	1,587,400	(a)
American Airlines, Pass-Through Trust, Senior Secured Bonds	3.375%	5/1/27	303,732	296,518
Continental Airlines Inc., Pass-Through Certificates	5.983%	4/19/22	426,806	472,155
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.256%	3/15/20	429,950	461,122
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Bonds	6.821%	8/10/22	194,055	223,405
United Airlines Inc., Pass-Through Certificates, Secured Bonds	5.375%	8/15/21	639,026	655,801
United Airlines Inc., Pass-Through Certificates, Secured Notes	4.625%	9/3/22	494,492	490,165

Total Airlines				5,300,713

Commercial Services & Supplies - 0.6%
Republic Services Inc., Senior Notes	3.550%	6/1/22	1,160,000	1,226,194
Waste Management Inc., Senior Notes	3.500%	5/15/24	400,000	419,077
Waste Management Inc., Senior Notes	7.750%	5/15/32	300,000	414,652

Total Commercial Services & Supplies				2,059,923

Electrical Equipment - 0.6%
Eaton Corp., Senior Notes	7.650%	11/15/29	1,500,000	2,049,044

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Conglomerates - 1.2%
General Electric Co., Senior Notes	5.875%	1/14/38	$330,000	$430,829
General Electric Co., Senior Notes	6.875%	1/10/39	2,456,000	3,563,440
General Electric Co., Senior Notes	4.500%	3/11/44	410,000	458,798

Total Industrial Conglomerates				4,453,067

Road & Rail - 1.1%
Burlington Northern Santa Fe LLC, Senior Notes	4.400%	3/15/42	1,080,000	1,146,096
CSX Corp., Senior Notes	4.750%	5/30/42	1,160,000	1,223,227
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	160,000	159,200	(a)
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	280,000	203,000	(a)
Southern Railway Co., Senior Notes	7.875%	5/15/43	348,000	513,054
Union Pacific Corp., Senior Notes	4.375%	11/15/65	560,000	556,553

Total Road & Rail				3,801,130

Trading Companies & Distributors - 0.1%
Aviation Capital Group Corp., Senior Notes	6.750%	4/6/21	400,000	450,500	(a)

TOTAL INDUSTRIALS				19,769,106

INFORMATION TECHNOLOGY - 3.3%
Communications Equipment - 1.2%
Harris Corp., Senior Notes	5.550%	10/1/21	720,000	803,578
Harris Corp., Senior Notes	7.000%	1/15/26	990,000	1,183,001
Harris Corp., Senior Notes	4.854%	4/27/35	1,520,000	1,584,767
Harris Corp., Senior Notes	5.054%	4/27/45	380,000	406,448

Total Communications Equipment				3,977,794

Electronic Equipment, Instruments & Components - 0.6%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	2,320,000	2,189,500

IT Services - 0.6%
Visa Inc., Senior Notes	4.150%	12/14/35	960,000	1,033,704
Visa Inc., Senior Notes	4.300%	12/14/45	1,050,000	1,151,667

Total IT Services				2,185,371

Semiconductors & Semiconductor Equipment - 0.4%
KLA-Tencor Corp., Senior Notes	4.125%	11/1/21	900,000	940,868
QUALCOMM Inc., Senior Notes	3.450%	5/20/25	370,000	383,383
QUALCOMM Inc., Senior Subordinated Notes	4.800%	5/20/45	8,000	7,943

Total Semiconductors & Semiconductor Equipment				1,332,194

Software - 0.5%
Microsoft Corp., Senior Notes	4.450%	11/3/45	1,630,000	1,812,536

TOTAL INFORMATION TECHNOLOGY				11,497,395

MATERIALS - 3.7%
Metals & Mining - 3.4%
Alcoa Inc., Senior Notes	5.400%	4/15/21	1,000,000	1,019,690
Alcoa Inc., Senior Notes	5.125%	10/1/24	880,000	839,027
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	88,000	85,832
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	1,680,000	1,719,443
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	700,000	713,716
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	1,350,000	1,351,688	(a)(b)
Freeport-McMoRan Inc., Senior Notes	2.150%	3/1/17	240,000	230,400
Freeport-McMoRan Inc., Senior Notes	2.300%	11/14/17	310,000	287,525
Freeport-McMoRan Inc., Senior Notes	2.375%	3/15/18	300,000	267,000
Glencore Finance Canada Ltd., Senior Notes	2.700%	10/25/17	1,070,000	1,048,994	(a)
Glencore Funding LLC, Senior Notes	2.500%	1/15/19	1,400,000	1,288,000	(a)
Glencore Funding LLC, Senior Notes	3.125%	4/29/19	750,000	684,375	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	140,000	116,585	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000	372,013
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	457,000	363,178
Yamana Gold Inc., Senior Notes	4.950%	7/15/24	1,960,000	1,658,895

Total Metals & Mining				12,046,361

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Paper & Forest Products - 0.3%
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	$850,000	$826,625

TOTAL MATERIALS				12,872,986

TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 3.7%
AT&T Inc., Senior Bonds	5.650%	2/15/47	730,000	808,779
AT&T Inc., Senior Notes	3.400%	5/15/25	1,190,000	1,195,056
AT&T Inc., Senior Notes	4.500%	5/15/35	1,120,000	1,107,938
AT&T Inc., Senior Notes	5.550%	8/15/41	280,000	301,601
British Telecommunications PLC, Bonds	9.625%	12/15/30	545,000	853,856
Turk Telekomunikasyon AS, Senior Notes	4.875%	6/19/24	930,000	893,935	(a)
Verizon Communications Inc., Senior Notes	6.400%	9/15/33	2,691,000	3,319,217
Verizon Communications Inc., Senior Notes	4.750%	11/1/41	4,240,000	4,372,640

Total Diversified Telecommunication Services				12,853,022

Wireless Telecommunication Services - 0.5%
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	940,000	989,350	(a)
Sprint Corp., Senior Notes	7.875%	9/15/23	770,000	592,738
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	260,000	364,393

Total Wireless Telecommunication Services				1,946,481

TOTAL TELECOMMUNICATION SERVICES				14,799,503

UTILITIES - 2.8%
Electric Utilities - 2.8%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	1,240,000	1,368,306
Cleveland Electric Illuminating Co., Senior Secured Bonds	8.875%	11/15/18	1,350,000	1,588,942
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	390,000	402,675	(a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	840,000	1,128,375
Duke Energy Carolinas LLC, Senior Notes	6.100%	6/1/37	1,260,000	1,603,054
FirstEnergy Corp., Notes	7.375%	11/15/31	1,140,000	1,388,024
Pacific Gas & Electric Co., Senior Notes	4.500%	12/15/41	1,010,000	1,092,880
Pacific Gas & Electric Co., Senior Notes	4.300%	3/15/45	560,000	605,632
Pennsylvania Electric Co., Senior Notes	4.150%	4/15/25	510,000	518,022	(a)

TOTAL UTILITIES				9,695,910

TOTAL CORPORATE BONDS & NOTES (Cost - $295,700,096)				302,952,276

ASSET-BACKED SECURITIES - 1.7%
Cavalry CLO Ltd., 2002A A	1.970%	1/17/24	1,500,000	1,485,579	(a)(b)
Countrywide Asset-Backed Certificates, 2004-6 1A1	0.973%	12/25/34	1,566,094	1,436,894	(b)
Denali Capital CLO X Ltd., 2013-1A A1L	1.769%	4/28/25	1,750,000	1,731,009	(a)(b)
GoldenTree Loan Opportunities Ltd., 2015-10A D	3.974%	7/20/27	500,000	427,682	(a)(b)
Madison Park Funding Ltd., 2013-11A C	3.369%	10/23/25	400,000	379,943	(a)(b)
Regatta IV Funding Ltd., 2014-1A D	4.119%	7/25/26	500,000	419,645	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $5,994,005)				5,880,752

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.7%
Citigroup Commercial Mortgage Trust, 2015-GC27 E	3.000%	2/10/48	1,000,000	590,601	(a)
Colony Mortgage Capital Ltd., 2014-FL1 C	3.088%	4/8/31	1,190,000	1,190,792	(a)(b)
Colony Mortgage Capital Ltd., 2014-FL1 D	4.138%	4/8/31	350,000	350,257	(a)(b)
Commercial Mortgage Trust, 2015-CR25 D	3.797%	8/10/48	100,000	71,404	(b)
Commercial Mortgage Trust, 2015-LC21 E	3.250%	7/10/48	1,200,000	719,322	(a)
Connecticut Avenue Securities, 2014-C01 M2	4.833%	1/25/24	2,180,000	2,186,748	(b)
Connecticut Avenue Securities, 2015-C03 1M2	5.433%	7/25/25	950,000	951,154	(a)(b)
Countrywide Alternative Loan Trust, 2005-IM1 A1	0.733%	1/25/36	1,943,184	1,655,921	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 D	4.119%	8/15/48	$440,000	$307,975	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 E	4.619%	8/15/48	900,000	657,860	(a)(b)
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	1,433,369	1,340,695
Structured Agency Credit Risk Debt Notes, 2014-HQ3 M3	5.183%	10/25/24	760,000	766,475	(b)
Wells Fargo Commercial Mortgage Trust, 2015-C26 E	3.250%	2/15/48	2,560,000	1,577,452	(a)
Wells Fargo Commercial Mortgage Trust, 2015-C28 E	3.000%	5/15/48	1,000,000	584,122	(a)
Wells Fargo Commercial Mortgage Trust, 2015-SG1 D	4.471%	12/15/47	300,000	233,893	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $13,786,491)				13,184,671

MORTGAGE-BACKED SECURITIES - 0.0%
FHLMC - 0.0%
Federal Home Loan Mortgage Corp. (FHLMC) (Cost - $6,137)	2.391%	9/1/24	6,133	6,245	(b)

MUNICIPAL BONDS - 1.2%
California - 0.4%
California State, GO, Build America Bonds	7.300%	10/1/39	600,000	880,284
University of California Revenue, Taxable	4.062%	5/15/33	550,000	574,514

Total California				1,454,798

Illinois - 0.3%
Illinois State, GO, Build America Bonds-Taxable	6.725%	4/1/35	445,000	486,118
Illinois State, GO, Taxable	5.650%	12/1/38	670,000	649,022

Total Illinois				1,135,140

New York - 0.3%
Port Authority of New York & New Jersey Revenue, Taxable Consolidated	4.960%	8/1/46	770,000	898,521

Ohio - 0.2%
American Municipal Power-Ohio Inc., OH, Revenue, Build America Bonds	7.499%	2/15/50	480,000	669,691

TOTAL MUNICIPAL BONDS (Cost - $3,770,043)				4,158,150

SENIOR LOANS - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Multiline Retail - 0.4%
Dollar Tree Inc., Term Loan B1	3.500%	7/6/22	352,642	353,617	(e)(f)
Dollar Tree Inc., Term Loan B2	4.250%	7/6/22	990,000	990,464	(e)(f)

TOTAL SENIOR LOANS (Cost - $1,344,846)				1,344,081

SOVEREIGN BONDS - 1.2%
Argentina - 0.5%
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,730,000	1,782,765	(a)

Colombia - 0.2%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	820,000	820,000

Panama - 0.3%
Republic of Panama, Senior Bonds	4.300%	4/29/53	900,000	846,000

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Turkey - 0.2%
Republic of Turkey, Senior Notes	4.875%	4/16/43	$680,000	$633,250

TOTAL SOVEREIGN BONDS (Cost - $4,115,273)				4,082,015

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.2%
U.S. Government Obligations - 1.2%
U.S. Treasury Bonds	3.000%	11/15/45	3,560,000	3,843,408
U.S. Treasury Notes	1.625%	2/15/26	490,000	482,899

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $4,270,465)				4,326,307

			SHARES
COMMON STOCKS - 0.6%
FINANCIALS - 0.6%
Banks - 0.6%
Citigroup Inc. (Cost - $2,178,992)			49,000	2,045,750

CONVERTIBLE PREFERRED STOCKS - 0.2%
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Allergan PLC (Cost - $1,015,500)	5.500%		1,000	919,140

PREFERRED STOCKS - 0.7%
FINANCIALS - 0.7%
Consumer Finance - 0.6%
GMAC Capital Trust I	6.402%		80,411	1,970,874	(b)

Insurance - 0.1%
Delphi Financial Group Inc.	7.376%		15,675	384,528	(b)

TOTAL PREFERRED STOCKS (Cost - $2,238,196)				2,355,402

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $334,420,044)				341,254,789

			FACE AMOUNT
SHORT-TERM INVESTMENTS - 2.0%
Repurchase Agreements - 1.8%
Deutsche Bank Securities Inc. repurchase agreement dated 3/31/16, Proceeds at maturity - $6,300,051; (Fully collateralized by U.S. government obligations, 0.125% due 4/15/19; Market value - $6,426,000) (Cost - $6,300,000)	0.290%	4/1/16	$6,300,000	6,300,000

			SHARES
Money Market Funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $711,031)	0.225%		711,031	711,031

TOTAL SHORT-TERM INVESTMENTS (Cost - $7,011,031)				7,011,031

TOTAL INVESTMENTS - 99.2% (Cost - $341,431,075#)				348,265,820
Other Assets in Excess of Liabilities - 0.8%				2,746,170

TOTAL NET ASSETS - 100.0%				$351,011,990

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

CLO	— Collateral Loan Obligation
GO	— General Obligation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$302,952,276	—	$302,952,276
Asset-Backed Securities	—	5,880,752	—	5,880,752
Collateralized Mortgage Obligations	—	13,184,671	—	13,184,671
Mortgage-Backed Securities	—	6,245	—	6,245
Municipal Bonds	—	4,158,150	—	4,158,150
Senior Loans	—	1,344,081	—	1,344,081
Sovereign Bonds	—	4,082,015	—	4,082,015
U.S. Government & Agency Obligations	—	4,326,307	—	4,326,307
Common Stocks	$2,045,750	—	—	2,045,750
Convertible Preferred Stocks	919,140	—	—	919,140
Preferred Stocks	2,355,402	—	—	2,355,402

Total Long-Term Investments	$5,320,292	$335,934,497	—	$341,254,789

Short-Term Investments†:
Repurchase Agreements	—	$6,300,000	—	$6,300,000
Money Market Funds	$711,031	—	—	711,031

Total Short-Term Investments	$711,031	$6,300,000	—	$7,011,031

Total Investments	$6,031,323	$342,234,497	—	$348,265,820

Other Financial Instruments:
Futures Contracts	$453,075	—	—	$453,075
Forward Foreign Currency Contracts	—	$8,799	—	8,799

Total Other Financial Instruments	$453,075	$8,799	—	$461,874

Total	$6,484,398	$342,243,296	—	$348,727,694

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$396,850	—	—	$396,850
Forward Foreign Currency Contracts	—	$464,263	—	464,263
Centrally Cleared Interest Rate Swaps	—	230,954	—	230,954
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	49,226	—	49,226
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	117,384	—	117,384

Total	$396,850	$861,827	—	$1,258,677

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At March 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$14,745,662
Gross unrealized depreciation	(7,910,917)

Net unrealized appreciation	$6,834,745

At March 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	375	6/16	$82,009,031	$82,031,250	$22,219
U.S. Treasury 5-Year Notes	243	6/16	29,036,266	29,442,867	406,601

					428,820

Contracts to Sell:
U.S. Treasury 10-Year Notes	335	6/16	43,646,904	43,680,859	(33,955)
U.S. Treasury Long-Term Bonds	174	6/16	28,249,230	28,612,125	(362,895)
U.S. Treasury Ultra Long-Term Bonds	61	6/16	10,548,661	10,524,406	24,255

					(372,595)

Net unrealized appreciation on open futures contracts					$56,225

At March 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,400,000	USD	2,722,841	Bank of America N.A.	4/12/16	$8,799
USD	3,458,044	EUR	3,173,973	Bank of America N.A.	4/12/16	(154,519)
USD	1,903,702	JPY	223,230,000	Bank of America N.A.	4/12/16	(80,348)
JPY	298,570,000	USD	2,654,604	Citibank N.A.	4/12/16	(938)
USD	1,707,830	EUR	1,570,000	Citibank N.A.	4/12/16	(79,117)
USD	3,165,676	JPY	372,980,000	Citibank N.A.	4/12/16	(149,341)

Total						$(455,464)

Abbreviations used in this table:

EUR	— Euro
JPY	— Japanese Yen
USD	— United States Dollar

At March 31, 2016, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
CENTRAL COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Chicago Mercantile Exchange	$3,836,000	2/15/41	2.442% semi-annually	3-Month LIBOR quarterly	$(17,255)	$(230,954)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2016[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Credit Suisse (Air Products & Chemicals Inc., 3.000%, due 11/3/21)	$960,000	3/20/18	0.20%	1.000% quarterly	$(15,193)	$(7,727)	$(7,466)
Goldman Sachs Group Inc. (PPG Industries Inc., 6.650%, due 3/15/18)	1,475,887	3/20/19	0.22%	1.000% quarterly	(34,033)	(23,268)	(10,765)

Total	$2,435,887				$(49,226)	$(30,995)	$(18,231)

Notes to Schedule of Investments (unaudited) (continued)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2016[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Credit Suisse (Alcoa Inc., 5.720%, due 2/23/19)	$1,500,000	6/20/20	2.99%	1.000% quarterly	$(117,384)	$(44,409)	$(72,975)

†	Percentage shown is an annual percentage rate.

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: May 20, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: May 20, 2016